Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,795,480
Previously Paid Amount	0.00
Total Fee Amount	2,871.86
Total Offset Amount	0.00
Net Fee	2,871.86
Narrative - Max Aggregate Offering Price	$ 20,795,480
Final Prospectus	true